Revenue from contracts with customers - Summary of Disaggregation of Revenue From Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from contracts with customers
Segment revenue	€ 1,106,556	€ 877,621	€ 730,188
Betting Technology and Solutions
Revenue from contracts with customers
Segment revenue	906,990	703,490	579,437
Betting Technology and Solutions | Betting and Gaming Content
Revenue from contracts with customers
Segment revenue	707,119	530,099	444,280
Betting Technology and Solutions | Managed Betting Services ("MBS")
Revenue from contracts with customers
Segment revenue	199,871	173,391	135,157
Sports Content, Technology and Services
Revenue from contracts with customers
Segment revenue	199,566	174,131	150,751
Sports Content, Technology and Services | Marketing and Media Services
Revenue from contracts with customers
Segment revenue	146,919	126,629	105,478
Sports Content, Technology and Services | Sports Performance
Revenue from contracts with customers
Segment revenue	40,366	39,758	37,412
Sports Content, Technology and Services | Integrity services
Revenue from contracts with customers
Segment revenue	€ 12,281	€ 7,744	€ 7,861